Exhibit 99.2

Ford Credit Auto Lease Trust 2012-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2012

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2012, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2012, leases with a total base residual value of $2,247,696.69 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2012. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2012
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2012 -	June	$1,259,939,788.02
	July	1,240,328,547.11	$21,059,281.38	5.08%	$4,871,973.89	0.51%
	August	1,220,015,126.60	20,942,974.81	5.06	5,602,923.77	0.58
	September	1,198,352,894.22	20,803,616.14	5.02	6,988,970.19	0.73
	October	1,181,589,418.79	20,757,777.08	5.01	2,026,751.90	0.21
	November	1,165,306,622.70	20,718,184.19	5.00	1,501,285.40	0.16
	December	1,147,079,497.88	20,628,011.44	4.98	3,453,726.93	0.36
2013 -	January	1,116,065,910.02	20,307,001.06	4.90	16,469,474.41	1.72
	February	1,078,187,753.75	19,841,808.14	4.79	23,643,126.24	2.46
	March	1,030,024,635.95	19,183,897.81	4.63	34,395,274.69	3.58
	April	985,993,977.99	18,586,336.57	4.49	30,618,312.67	3.19
	May	940,719,179.78	17,935,523.75	4.33	32,292,057.52	3.37
	June	893,614,111.82	17,246,132.39	4.16	34,584,122.01	3.60
	July	846,317,935.50	16,524,923.54	3.99	35,260,029.51	3.67
	August	795,082,928.37	15,735,291.40	3.80	39,750,973.92	4.14
	September	741,245,296.94	14,905,046.53	3.60	42,926,450.11	4.47
	October	719,621,659.77	14,645,551.57	3.54	10,701,224.63	1.12
	November	700,804,468.76	14,427,441.50	3.48	8,004,087.25	0.83
	December	682,329,646.93	14,217,557.61	3.43	7,776,769.55	0.81
2014 -	January	620,085,132.36	13,216,564.78	3.19	52,454,300.38	5.47
	February	549,566,236.85	12,052,609.29	2.91	61,580,233.11	6.42
	March	445,982,872.17	10,237,526.77	2.47	96,106,133.79	10.02
	April	405,299,022.76	9,415,763.97	2.27	33,509,046.39	3.49
	May	363,468,978.27	8,537,174.24	2.06	35,329,238.98	3.68
	June	317,278,101.14	7,527,463.24	1.82	40,489,629.76	4.22
	July	269,407,777.02	6,437,472.41	1.55	43,026,818.39	4.48
	August	222,324,513.96	5,341,779.73	1.29	43,094,968.10	4.49
	September	173,982,938.22	4,216,161.93	1.02	45,241,957.35	4.71
	October	133,038,518.83	3,254,938.26	0.79	38,563,256.62	4.02
	November	95,775,805.08	2,352,287.45	0.57	35,578,546.69	3.71
	January	43,359,881.06	1,085,148.10	0.26	16,871,795.65	1.76
2015 -	February	21,494,546.58	539,702.12	0.13	21,543,155.15	2.25
	March	461,689.63	13,648.89	0.00	21,127,225.35	2.20
	April	229,055.91	7,374.60	0.00	227,909.00	0.02
	May	206,646.98	6,669.08	0.00	17,192.00	0.00
	June	201,284.94	6,669.08	0.00	0.00	0.00
	July	171,205.70	5,674.26	0.00	25,677.00	0.00
	August	144,596.14	5,040.95	0.00	22,682.00	0.00
	September	111,493.26	3,986.02	0.00	30,061.00	0.00
	October	70,959.02	2,286.32	0.00	39,001.10	0.00
	November	39,342.31	1,259.61	0.00	30,789.00	0.00
	December	0.00	0.00	0.00	39,557.00	0.00

Total			$414,250,693.91	100.00%	$959,545,466.85	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,373,796,160.76

Ford Credit Auto Lease Trust 2012-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types defined in Annex B of the Prospectus Supplement.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
April 2012	Car	30	22.56%	1,513	4.47%	8.45%
	CUV	2	3.85	5,624	14.69	27.64
	SUV	11	15.28	3,784	12.14	22.92
	Total / Average	43	15.41%	2,285	6.85%	12.94%
May 2012	Car	42	24.42%	682	2.07%	3.89%
	CUV	10	13.89	4,047	9.19	17.33
	SUV	14	13.46	1,810	6.08	10.89
	Truck	1	2.27	7,341	18.41	40.68
	Total / Average	67	17.09%	1,519	4.46%	8.34%
June 2012	Car	60	35.71%	370	1.20%	2.24%
	CUV	13	17.11	2,677	6.35	12.63
	SUV	34	27.64	2,319	7.79	14.55
	Truck	1	3.03	15,794	34.28	70.54
	Total / Average	108	27.00%	1,404	4.40%	8.28%